Earnings per share - Basic (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Earnings per share
Net profit attributable to owners of WBC	$ 7,195	$ 5,694	$ 5,458
Adjustment for restricted share dividends	(5)	(3)	(2)
Adjusted net profit attributable to owners of WBC	$ 7,190	$ 5,691	$ 5,456
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,507	3,564	3,657
Treasury shares (including RSP and EIP restricted shares)	(5)	(5)	(4)
Adjusted weighted average number of ordinary shares	3,502	3,559	3,653
Earnings per ordinary share (cents)	$ 2.053	$ 1.599	$ 1.494